RBC FUNDS TRUST

RBC BlueBay High Yield Bond Fund (the “Fund”)

Supplement dated March 15, 2019 to the RBC BlueBay Funds Prospectus (the “Prospectus”)

dated January 25, 2019 and Statement of Additional Information (“SAI”)

dated January 25, 2019, as supplemented on March 11, 2019

This Supplement provides additional information beyond that contained in the

Prospectus and SAI and should be read in conjunction with the Prospectus and SAI.

The portfolio manager information in the section titled “Portfolio Managers” on page 17 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Portfolio Managers

The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

•	Justin Jewell, Senior Portfolio Manager of the Sub-Advisor, has been a portfolio manager of the Fund since 2016.

•	Thomas Kreuzer, Senior Portfolio Manager of the Sub-Advisor, has been a portfolio manager of the Fund since 2016.

•	Tim Leary, Senior Portfolio Manager of the Sub-Advisor, has been a portfolio manager of the Fund since 2019.

The following information is hereby added to the list of the Fund’s portfolio managers in the section titled “Portfolio Managers” on page 50 of the Fund’s Prospectus:

Portfolio Manager Name	Title	Role on Fund Since	Total Years of Financial Industry Experience	Degrees and Designations	Experience for Last 5 Years
Tim Leary	Senior Portfolio Manager	2019	14	BS Business Administration	BlueBay Asset Management LLP (2012 to present)

The following information is hereby added to the section titled “Other Accounts Managed” on page 66 of the Fund’s SAI:

Portfolio Manager	RBC Funds Managed	Account Type	Number of Accounts	Value of Accounts	Number of Performance Fee Accounts	Value of Performance Fee Accounts
Tim Leary*	RBC BlueBay High Yield Bond Fund	Pooled	1	$60,309,000	1	$58,944,000
		Separate Accounts	1	102,890,000	0	0
		Registered Inv. Co.	0	0	0	0

* As of December 31, 2018.

The following information is hereby added to the list of the Fund’s portfolio managers in the section titled “Portfolio Manager’s Beneficial Ownership of Funds” on page 69 of the Fund’s SAI:

RBC BlueBay High Yield Bond Fund
Tim Leary*	None

* As of February 28, 2019.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE